Note 20 - Commitments and Contingencies (Details) - Future Estimated Royalty Payments (Royalty Payments [Member], USD $)	Dec. 31, 2013
Royalty Payments [Member]
Note 20 - Commitments and Contingencies (Details) - Future Estimated Royalty Payments [Line Items]
2014	$ 47,000
2015	47,000
2016	47,000
2017	47,000
2018	47,000
Thereafter	1,675,000
Total minimum estimated royalty payments	1,910,000
Less: Amount representing interest	(1,309,951)
Present value of estimated royalty payments	600,049
Less current portion	(47,000)
Long-Term portion	$ 553,049